Identification and business activity	12 Months Ended
Dec. 31, 2017
Disclosure of identification and business activity [Line Items]
Disclosure of identification and business activity [Text Block]
1.	Identification and business activity

(a)	Identification -
Compañía de Minas Buenaventura S.A.A. (hereafter “the Company” or “Buenaventura”) is a publicly traded corporation incorporated in 1953. The Company stock is traded on the Lima and New York Stock Exchanges through American Depositary Receipts (ADRs), which represent the Company’s shares deposited in the Bank of New York. The Company’s legal domicile is at Las Begonias Street N°415, San Isidro, Lima, Peru.

(b)	Business activity -
The Company and its subsidiaries (hereinafter “the Group") are principally engaged in the exploration, mining, concentration, smelting and marketing of polymetallic ores and metals.

The Group operates directly five operating mining units in Peru (Uchucchacua, Orcopampa, Julcani, Mallay and Tambomayo), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel). In addition, the Group has a controlling interest in Sociedad Minera El Brocal S.A.A. (hereinafter “El Brocal”), which operates the Colquijirca mining unit; in Minera La Zanja S.R.L. (hereinafter “La Zanja”), which operates La Zanja mining unit; in El Molle Verde S.A.C. (hereinafter “Molle Verde”) which operates Trapiche, a mining unit at the development stage; and in other entities dedicated to energy generation and transmission services, construction and engineering services and other activities. All these activities are developed in Peru.

(c)	Approval of consolidated financial statements -
The consolidated financial statements as of December 31, 2017 were approved by the Audit Committee on April 27, 2018.

The consolidated financial statements as of December 31, 2016 were approved by the Board of Directors on February 28, 2017.

(d)	The consolidated financial statements include the financial statements of the following subsidiaries:

		Ownership
	Country of incorporation and business	December 31, 2017		December 31, 2016
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	-	100.00	-
Compañía Minera Colquirrumi S.A.	Peru	100.00	-	100.00	-
Sociedad Minera El Brocal S.A.A. (*)	Peru	3.18	58.24	3.08	58.24
Inversiones Colquijirca S.A. (*)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	20.00	40.00	20.00	40.00
Minera La Zanja S.R.L.	Peru	53.06	-	53.06	-
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
Compañía de Minas Buenaventura Chile Ltda.	Chile	90.00	10.00	90.00	10.00
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	-	70.00	-
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00
Compañía Minera Nueva Italia S.A.	Peru	-	93.36	-	93.36

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	-	100.00	-
Empresa de Generación Huanza S.A.	Peru	-	100.00	-	100.00
Empresa de Generación Huaura S.A.C. (**)	Peru	-	-	0.01	99.99

Construction, engineering services and insurance brokerage:
Buenaventura Ingenieros S.A.	Peru	100.00	-	100.00	-
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02
BISA Argentina S.A. (before Minera San Francisco S.A.)	Argentina	56.42	43.58	56.42	43.58
Contacto Risk Consulting S.A.	Peru	-	98.00	-	98.00

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	-	100.00	-

(*)
As of December 31, 2017 and 2016, the participation of the Company in the voting rights of El Brocal is 61.42 and 61.32 percent, respectively. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2017 and 2016), has an interest in El Brocal’s capital stock, through which the Group holds an indirect participation in El Brocal of 58.24 as of December 31, 2017 and 2016.

(**)
On December 29, 2016, the Board of Directors’ and Shareholders’ Meetings of Consorcio Energético de Huancavelica S.A. and Empresa de Generación Huaura S.A.C. approved the merger between these subsidiaries whereby Consorcio Energético de Huancavelica S.A. absorbed Empresa de Generación Huaura S.A.C. This merger had not effects in the consolidated financial statements.

(e)	Discontinued operations -
During 2017, the Group sold the Breapampa and Recuperada mining units for US$2 million and US$0.6 million, respectively. As a result of such sales, the Group recorded reversals of the provision of impairment loss of long-lived assets and costs for sales of assets and supplies, which originated a net loss of US$4,050,000.

During 2016, the Group sold the Antapite mining unit for US$1,003,000, which resulted in a net loss of US$3,014,000.

During 2017, as a result of the sales in 2017 and 2016, the Group received the confirmation from the Ministry of Energy and Mines of the transfer of its obligation for closure of mining units, which generated a reversal of US$11,770,000.

The net cash flows used by the mining units with discontinued operations for the years 2017, 2016 and 2015, are presented below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Operating activities	(8)	(7)	(8)
Investing activities	-	-	(6)
Financing activities	-	-	-
Net decrease in cash and cash equivalents during the year	(8)	(7)	(14)

The results of the discontinued operations mining units for the years 2017, 2016 and 2015 are presented below:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)
Operating income
Net sales	-	1,149	22,740

Total income	-	1,149	22,740

Operating costs
Cost of sales, excluding depreciation and amortization	-	(4,842)	(19,540)
Exploration	-	(3,777)	(1,847)
Depreciation and amortization	-	(5,049)	(9,882)
Mining royalties	-	(11)	(223)

Total operating costs	-	(13,679)	(31,492)

Gross loss	-	(12,530)	(8,752)
Operating income (expenses), net
Net loss in sale of mining units	(18,550)	(3,014)	-
Changes in provision for closure of mining units, note 15(b)	(12,701)	(3,365)	(45)
Administrative expenses	(941)	(111)	(2,234)
Reversal (provision) for contingencies	(423)	901	(381)
Gain (loss) for sale in other assets	(162)	3,200	-
Reversal of Impairment loss of long-lived assets for sale of mining units and other assets, note 11(a)	17,197	-	-
Reversal of provision for closure of mining units for sale of mining units, note 15(b)	11,700	-	-
Reversal of provision for impairment of inventories, note 8(b)	1,345	706	1,474
Impairment loss of long-lived assets, note 11(b)	-	(2,043)	(7,452)
Other, net	(6,871)	(1,793)	(2,079)

Total operating expenses, net	(9,406)	(5,519)	(10,717)

Operating loss	(9,406)	(18,049)	(19,469)

Other income (expense), net
Finance costs, note 15(b)	(694)	(970)	(890)
Net gain (loss) from currency exchange difference	2	(50)	129

Total other expenses, net	(692)	(1,020)	(761)

Loss before income tax	(10,098)	(19,069)	(20,230)
Income tax	-	(4)	(3)

Loss from discontinued operations	(10,098)	(19,073)	(20,233)

Loss from the discontinued operations, per basic and diluted share, express in U. S. dollars	(0.04)	(0.07)	(0.08)

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of identification and business activity [Line Items]
Disclosure of identification and business activity [Text Block]
1.	Identification and business activities of the Company

(a)	Identification -
Minera Yanacocha S.R.L. hereinafter “the Company”, was incorporated in Peru on January 14, 1992 and commenced operations in 1993. The Company is currently engaged in the production, exploration and development of gold under the mining concessions it owns or that are owned by S.M.R.L. Chaupiloma Dos de Cajamarca ("Chaupiloma"). Future projects include the production, exploration and development of cooper as well.

The Company is 54.05% owned by Newmont Second Capital Corporation, a 100% indirectly owned subsidiary of Newmont Mining Corporation ("Newmont", the ultimate Parent company) and 45.95% owned by Compañia Minera Condesa S.A., which is 100% owned by Compañia de Minas Buenaventura S.A.A. (“Buenaventura”).

On December 22, 2017 Minera Yanacocha S.R.L. purchased back 63,922,565 partnership interests  owned by International Finance Corporation (“IFC”) for US$47,910,585, which represented the 5% of the capital stock of the Company.

The majority Partners of the Company (or their affiliates) also own the majority interest in Chaupiloma. In accordance with a mining lease, amended and effective on January 1, 1994, the Company pays Chaupiloma a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs. The royalty agreement expires in 2032.

(b)	Business activities-
The Company's operations are located near Cajamarca, province of Peru and currently include the following open pit mines: Chaquicocha, Cerro Yanacocha, La Quinua Complex (La Quinua, El Tapado, El Tapado Oeste), Western Oxide pits (La Quinua Sur and Cerro Negro Oeste), Eastern Oxide pits (Quecher Norte) and Carachugo Alto. Mining activities in Maqui Maqui, Marleny and Cerro Negro Este ceased during 2016. The Company has four leach pads, three processing facilities, one limestone processing facility (China Linda) and one mill. Yanacocha’s gold processing plants are located adjacent to the solution storage ponds and are used to process gold-bearing solutions from Yanacocha’s leach pads through a network of solution-pumping facilities and the Yanacocha Gold Mill processes high-grade gold ore to produce a gold-bearing solution for treatment at the La Quinua processing plant, followed by Merrill - Crowe zinc precipitation and smelting where a final dore product is poured. The dore is then shipped offsite for refining and is sold on the worldwide gold markets.

Gold mining requires the use of specialized facilities and technology. The Company relies heavily on such facilities and technology to maintain production levels. Also, the cash flows and profitability of the Company's operations are significantly affected by the market price of gold. Gold prices can fluctuate widely and are affected by numerous factors beyond the Company's control. During 2017, 2016 and 2015, the Company produced 0.53 million, 0.66 million and 0.92 million ounces of gold, respectively.

Quecher Main project
This project will add oxide production at Yanacocha, leverage existing infrastructure and enable potential future growth at Yanacocha. First production is expected in early 2019 with commercial production in the fourth quarter of 2019. Quecher Main extends the life of the Yanacocha operation to 2027 with average annual gold production of about 200,000 ounces per year (on a consolidated basis) between 2020 and 2025. Development capital costs (excluding capitalized interest) since approval were US$12 million, all of which related to the fourth quarter of 2017.

Conga project
The Conga Project consists of two gold-copper porphyry deposits located northeast of the Yanacocha operating area in the provinces of Celendin, Cajamarca and Hualgayoc. There is no exploration and/or development of new reserves as development of the project's development and reserve balances reported for Conga in 2014 were reclassified to mineralized material in 2015.

Construction activities on Conga project were suspended on November 30, 2011, at the request of Peru’s central government following increasing protests in Cajamarca by anti-mining activists led by the regional president. At the request of the Peruvian central government, the environmental impact assessment prepared in connection with the project, which was previously approved by the central government in October 2010, was reviewed by independent experts in an effort to resolve allegations around the environmental viability of Conga. This review concluded that the environmental impact assessment complied with international standards and provided some recommendations to improve water management. Yanacocha has focused on the construction of water reservoirs prior to the development of other project facilities. However, development of Conga is contingent upon generating acceptable project returns and getting local community and government support. Under the current social and political environment, the Company does not anticipate being able to develop Conga for at least the next five years. Due to the uncertainty surrounding the project’s development, the Company has allocated its exploration and development capital to other projects in recent years, and the Conga project is currently in care and maintenance. Should the Company be unable to develop the Conga project, the Company may have to consider other alternatives for the project, which may result in a future impairment charge.The total assets at Conga as of December 31, 2017 and 2016 were US$494.7 million and US$502.8 million, respectively.

(c)	Approval of consolidated financial statements -
The consolidated financial statements as of December 31, 2017 were approved by the Company’s Management on February 27, 2018 and, in its opinion, will be approved without changes at the Partners’ Meeting to be held within the terms established by Law.

The consolidated financial statements as of December 31, 2016 and 2015 were issued with the approval of the Partners’ Meeting held on March 31, 2017

Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of identification and business activity [Line Items]
Disclosure of identification and business activity [Text Block]
1.	Identification and business activity

(a)	Identification -

Sociedad Minera Cerro Verde S.A.A. (the Company) was incorporated in Peru on August 20, 1993 as a result of the privatization process of certain mining units carried out by the Peruvian State in that year. The Company’s shares were listed on the Lima Stock Exchange on November 14, 2000.

Through its subsidiary Cyprus Climax Metals Company, Freeport Minerals Corporation (FMC), a wholly owned subsidiary of Freeport-McMoRan Inc. (Freeport), owns 53.56% of the voting shares of the Company. SMM Cerro Verde Netherlands B.V. (SMM Cerro Verde), a subsidiary of Sumitomo Metal Mining Company Ltd. (Sumitomo), owns 21%, Compañía de Minas Buenaventura S.A.A. (Buenaventura) owns 19.58%, and other stakeholders own the remaining 5.86%.

The Company’s legal address is Jacinto Ibañez Street N°315 - Parque Industrial, Arequipa in the city of Arequipa and the ore deposit is located 20 miles southwest of that city (Asiento Minero Cerro Verde S/N Uchumayo – Arequipa).

(b)	Business activity -

The Company’s activities are regulated by the Peruvian General Mining Law and comprise the extraction, production and sale of copper concentrate, copper cathode and molybdenum concentrate.

Cerro Verde’s operation consists of an open-pit copper mine, 360,000 metric ton-per-day concentrator facilities and solution extraction and electrowinning (SX/EW) leaching facilities. Leach copper production is derived from a 39,000 metric ton-per-day crushed leach facility and a run-of-mine (ROM) leach system. This SX/EW leaching operation has a production capacity of approximately 200 million pounds of copper per year. The leaching and flotation process carried out at these plants are part of the benefit concession “Planta de Beneficio Cerro Verde.”

(c)	Financial statements approval -

The financial statements for the year ended December 31, 2017, were approved at the Board of Directors and Shareholders' Meetings on March 23, 2018. The financial statements for the year ended December 31, 2016, were approved at the Board of Directors and Shareholders’ Meetings on March 30, 2017.